PROPERTY, FURNITURE AND EQUIPMENT, NET (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	S/ 1,374,875	S/ 1,428,173
Balance Ending	1,308,779	1,374,875	S/ 1,428,173
Net carrying amount	1,308,779	1,374,875	1,428,173
Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	3,515,202	3,512,477	3,573,580
Additions	107,790	98,120	134,776
Acquisition of business, Note 2(a)	0	0	29,893
Transfers	0	0	0
Disposals and others	(122,102)	(95,395)	(225,772)
Balance Ending	3,500,890	3,515,202	3,512,477
Net carrying amount	3,500,890	3,515,202	3,512,477
Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	2,140,327	2,084,304	2,092,878
Depreciation of the period	140,173	142,092	146,066
Acquisition of business, Note 2(a)	0	0	19,299
Transfers	0	0	0
Disposals and others	(88,389)	(86,069)	(173,939)
Balance Ending	2,192,111	2,140,327	2,084,304
Net carrying amount	2,192,111	2,140,327	S/ 2,084,304
Land [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	401,856
Net carrying amount	401,856
Land [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	403,205
Additions	3,657
Acquisition of business, Note 2(a)	0
Transfers	873
Disposals and others	(5,879)
Balance Ending	401,856	403,205
Net carrying amount	401,856	403,205
Land [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	0
Depreciation of the period	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Buildings and Other Constructions [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	445,959
Net carrying amount	445,959
Buildings and Other Constructions [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	1,171,785
Additions	9,348
Acquisition of business, Note 2(a)	0
Transfers	(4,621)
Disposals and others	(19,006)
Balance Ending	1,157,506	1,171,785
Net carrying amount	1,157,506	1,171,785
Buildings and Other Constructions [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	689,061
Depreciation of the period	30,750
Acquisition of business, Note 2(a)	0
Transfers	(1,151)
Disposals and others	(7,113)
Balance Ending	711,547	689,061
Net carrying amount	711,547	689,061
Installations [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	192,557
Net carrying amount	192,557
Installations [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	675,940
Additions	8,030
Acquisition of business, Note 2(a)	0
Transfers	44,549
Disposals and others	(8,343)
Balance Ending	720,176	675,940
Net carrying amount	720,176	675,940
Installations [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	503,973
Depreciation of the period	30,838
Acquisition of business, Note 2(a)	0
Transfers	1,151
Disposals and others	(8,343)
Balance Ending	527,619	503,973
Net carrying amount	527,619	503,973
Furniture and Fixtures [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	137,828
Net carrying amount	137,828
Furniture and Fixtures [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	474,432
Additions	13,062
Acquisition of business, Note 2(a)	0
Transfers	1,735
Disposals and others	(24,223)
Balance Ending	465,006	474,432
Net carrying amount	465,006	474,432
Furniture and Fixtures [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	318,705
Depreciation of the period	31,594
Acquisition of business, Note 2(a)	0
Transfers	2
Disposals and others	(23,123)
Balance Ending	327,178	318,705
Net carrying amount	327,178	318,705
Computer Hardware [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	67,694
Net carrying amount	67,694
Computer Hardware [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	612,891
Additions	28,527
Acquisition of business, Note 2(a)	0
Transfers	5,395
Disposals and others	(44,426)
Balance Ending	602,387	612,891
Net carrying amount	602,387	612,891
Computer Hardware [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	537,990
Depreciation of the period	41,131
Acquisition of business, Note 2(a)	0
Transfers	(2)
Disposals and others	(44,426)
Balance Ending	534,693	537,990
Net carrying amount	534,693	537,990
Vehicles and Equipment [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	24,576
Net carrying amount	24,576
Vehicles and Equipment [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	115,407
Additions	4,527
Acquisition of business, Note 2(a)	0
Transfers	4,945
Disposals and others	(9,229)
Balance Ending	115,650	115,407
Net carrying amount	115,650	115,407
Vehicles and Equipment [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	90,598
Depreciation of the period	5,860
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	(5,384)
Balance Ending	91,074	90,598
Net carrying amount	91,074	90,598
Work in Progress [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	38,309
Net carrying amount	38,309
Work in Progress [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	61,542
Additions	40,639
Acquisition of business, Note 2(a)	0
Transfers	(52,876)
Disposals and others	(10,996)
Balance Ending	38,309	61,542
Net carrying amount	38,309	61,542
Work in Progress [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	0
Depreciation of the period	0
Acquisition of business, Note 2(a)	0
Transfers	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	S/ 0	S/ 0